Quarterly Holdings Report
for

Fidelity® High Income Central Fund (formerly Fidelity®High Income Central Fund 2)

May 31, 2019

HICII-QTLY-0719
1.861967.111

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.7%
	Principal Amount	Value
Convertible Bonds - 0.7%
Broadcasting - 0.2%
DISH Network Corp.:
2.375% 3/15/24	$960,000	$832,860
3.375% 8/15/26	5,360,000	4,925,191
		5,758,051
Energy - 0.0%
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	1,132,639
Utilities - 0.5%
SolarCity Corp. 1.625% 11/1/19	13,384,000	12,486,112

TOTAL CONVERTIBLE BONDS		19,376,802

Nonconvertible Bonds - 83.0%
Aerospace - 1.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	3,245,000	3,285,563
Bombardier, Inc.:
6.125% 1/15/23 (a)	3,365,000	3,271,453
7.5% 12/1/24 (a)	4,520,000	4,440,900
7.5% 3/15/25 (a)	580,000	562,426
7.875% 4/15/27 (a)	14,275,000	13,699,718
BWX Technologies, Inc. 5.375% 7/15/26 (a)	3,290,000	3,355,800
DAE Funding LLC:
4.5% 8/1/22 (a)	1,665,000	1,667,364
5% 8/1/24 (a)	1,830,000	1,830,403
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	643,750
TransDigm UK Holdings PLC 6.875% 5/15/26	2,355,000	2,290,238
TransDigm, Inc.:
6% 7/15/22	1,900,000	1,907,125
6.25% 3/15/26 (a)	4,675,000	4,768,500
6.375% 6/15/26	130,000	127,725
6.5% 5/15/25	1,000,000	992,500
7.5% 3/15/27 (a)	8,825,000	8,891,188
		51,734,653
Air Transportation - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	3,210,000	3,242,100
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 11/1/20	13	13
9.798% 4/1/21	591,056	616,436
		3,858,549
Automotive & Auto Parts - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (a)	1,160,000	1,152,112
5.875% 6/1/29 (a)	1,625,000	1,639,219
General Motors Financial Co., Inc. 4.25% 5/15/23	615,000	625,259
IAA Spinco, Inc. 5.5% 6/15/27 (a)(c)	1,115,000	1,131,725
		4,548,315
Banks & Thrifts - 2.9%
Ally Financial, Inc.:
3.875% 5/21/24	3,680,000	3,624,064
4.25% 4/15/21	1,170,000	1,177,862
4.625% 3/30/25	660,000	674,850
5.75% 11/20/25	18,310,000	19,591,700
8% 11/1/31	11,003,000	13,795,011
8% 11/1/31	31,663,000	40,132,776
		78,996,263
Broadcasting - 1.0%
CBS Radio, Inc. 7.25% 11/1/24 (a)	1,015,000	1,037,838
Entercom Media Corp. 6.5% 5/1/27 (a)	1,270,000	1,289,050
Gray Escrow, Inc. 7% 5/15/27 (a)	6,595,000	6,985,688
iHeartCommunications, Inc.:
6.375% 5/1/26	46,387	48,185
8.375% 5/1/27	84,077	87,966
9% 5/15/22 (d)(e)	780,000	0
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	320,000	304,832
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,155,000	2,138,838
5% 8/1/27 (a)	7,435,000	7,323,475
5.375% 4/15/25 (a)	3,241,040	3,263,792
5.375% 7/15/26 (a)	3,120,000	3,142,464
6% 7/15/24 (a)	1,300,000	1,336,010
		26,958,138
Building Materials - 0.2%
Building Materials Corp. of America:
5.5% 2/15/23 (a)	690,000	699,488
6% 10/15/25 (a)	1,165,000	1,201,383
HD Supply, Inc. 5.375% 10/15/26 (a)	3,760,000	3,825,800
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	510,000	465,375
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	432,438
		6,624,484
Cable/Satellite TV - 7.8%
Altice Luxembourg SA 10.5% 5/15/27 (a)	5,250,000	5,246,063
Altice SA:
7.625% 2/15/25 (a)	14,895,000	13,713,827
7.75% 5/15/22 (a)	23,670,000	24,084,225
Cable One, Inc. 5.75% 6/15/22 (a)	895,000	907,978
Cablevision Systems Corp. 5.875% 9/15/22	805,000	832,934
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,805,000	3,765,809
5% 2/1/28 (a)	10,535,000	10,429,650
5.125% 2/15/23	1,730,000	1,743,027
5.125% 5/1/23 (a)	7,310,000	7,380,907
5.125% 5/1/27 (a)	16,885,000	16,895,553
5.25% 3/15/21	3,375,000	3,383,438
5.375% 5/1/25 (a)	1,600,000	1,633,520
5.5% 5/1/26 (a)	5,950,000	6,093,514
5.75% 9/1/23	1,160,000	1,178,850
5.75% 1/15/24	4,235,000	4,309,113
5.75% 2/15/26 (a)	6,925,000	7,184,688
5.875% 4/1/24 (a)	2,995,000	3,096,081
5.875% 5/1/27 (a)	8,600,000	8,868,750
CSC Holdings LLC:
5.125% 12/15/21 (a)	1,379,000	1,375,553
5.125% 12/15/21 (a)	760,000	758,100
5.375% 7/15/23 (a)	6,120,000	6,211,800
5.375% 2/1/28 (a)	8,195,000	8,215,488
5.5% 5/15/26 (a)	4,470,000	4,535,709
5.5% 4/15/27 (a)	11,830,000	12,031,702
6.5% 2/1/29 (a)	5,110,000	5,402,292
7.5% 4/1/28 (a)	4,545,000	4,840,425
7.75% 7/15/25 (a)	5,430,000	5,776,163
DISH DBS Corp.:
5% 3/15/23	3,540,000	3,318,750
5.875% 7/15/22	3,205,000	3,149,874
5.875% 11/15/24	3,260,000	2,930,903
6.75% 6/1/21	1,122,000	1,158,465
7.75% 7/1/26	2,255,000	2,064,453
Unitymedia KabelBW GmbH 6.125% 1/15/25 (a)	1,680,000	1,722,840
Virgin Media Finance PLC 4.875% 2/15/22	845,000	844,128
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	805,000	800,975
5.5% 8/15/26 (a)	4,615,000	4,636,598
VTR Finance BV 6.875% 1/15/24 (a)	845,000	865,766
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	3,325,000	3,300,063
6% 1/15/27 (a)	4,760,000	4,623,150
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	12,690,000	12,372,750
		211,683,874
Capital Goods - 0.2%
AECOM:
5.125% 3/15/27	2,425,000	2,381,047
5.875% 10/15/24	1,455,000	1,499,116
Apergy Corp. 6.375% 5/1/26	830,000	850,750
		4,730,913
Chemicals - 2.2%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,292,500
10% 10/15/25	1,455,000	1,631,419
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	1,011,400
4.95% 6/1/43	6,065,000	5,200,738
5.15% 3/15/34	5,500,000	5,156,250
5.375% 3/15/44	4,495,000	4,000,550
Element Solutions, Inc. 5.875% 12/1/25 (a)	5,190,000	5,261,363
LSB Industries, Inc. 9.625% 5/1/23 (a)	1,345,000	1,387,031
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	1,860,000	1,697,250
OCI NV 6.625% 4/15/23 (a)	8,615,000	8,787,300
Olin Corp.:
5% 2/1/30	1,215,000	1,169,438
5.125% 9/15/27	1,725,000	1,702,920
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	945,000	926,100
The Chemours Co. LLC:
5.375% 5/15/27	2,260,000	2,045,300
7% 5/15/25	2,100,000	2,100,000
TPC Group, Inc. 8.75% 12/15/20 (a)	12,565,000	12,345,113
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,089,813
Valvoline, Inc. 4.375% 8/15/25	970,000	933,625
Versum Materials, Inc. 5.5% 9/30/24 (a)	245,000	262,077
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	349,209
5.625% 10/1/24 (a)	1,095,000	1,144,275
		59,493,671
Consumer Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	44,424
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	380,175
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,157,888
		1,582,487
Containers - 1.5%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	1,402,504	1,346,404
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	5,340,000	5,333,325
6% 2/15/25 (a)	9,318,000	9,226,684
7.25% 5/15/24 (a)	3,410,000	3,550,663
Berry Global, Inc. 4.5% 2/15/26 (a)	3,580,000	3,383,816
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	369,519
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	7,695,000	7,444,913
OI European Group BV 4% 3/15/23 (a)	1,595,000	1,567,088
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	925,000	938,875
5.375% 1/15/25 (a)	2,405,000	2,423,038
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	730,000	655,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	650,000	650,130
5.75% 10/15/20	4,432,699	4,439,569
7% 7/15/24 (a)	950,000	960,094
		42,289,293
Diversified Financial Services - 7.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,011,555
Aircastle Ltd. 5% 4/1/23	755,000	788,225
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	3,160,000	2,875,600
CIT Group, Inc.:
4.125% 3/9/21	1,570,000	1,581,806
5% 8/15/22	472,000	489,473
5.25% 3/7/25	1,310,000	1,383,858
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	7,931,000	7,974,621
FLY Leasing Ltd.:
5.25% 10/15/24	8,005,000	7,684,800
6.375% 10/15/21	2,460,000	2,490,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	11,760,000	11,862,900
6% 8/1/20	2,880,000	2,880,000
6.25% 2/1/22	4,960,000	5,053,000
6.25% 5/15/26 (a)	6,520,000	6,479,250
6.375% 12/15/25	5,145,000	5,170,725
6.75% 2/1/24	1,565,000	1,604,125
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	1,250,000	1,090,625
International Lease Finance Corp. 5.875% 8/15/22	570,000	616,474
MSCI, Inc.:
4.75% 8/1/26 (a)	1,485,000	1,514,255
5.375% 5/15/27 (a)	1,070,000	1,124,838
5.75% 8/15/25 (a)	1,390,000	1,448,797
Navient Corp.:
4.875% 6/17/19	8,135,000	8,135,814
5% 10/26/20	345,000	348,881
5.5% 1/25/23	990,000	987,278
5.875% 10/25/24	6,145,000	6,145,000
6.125% 3/25/24	12,130,000	12,190,650
6.5% 6/15/22	2,235,000	2,327,820
6.625% 7/26/21	675,000	700,117
6.75% 6/25/25	4,240,000	4,298,300
6.75% 6/15/26	11,005,000	11,060,025
7.25% 1/25/22	1,185,000	1,249,606
7.25% 9/25/23	3,035,000	3,185,840
8% 3/25/20	8,300,000	8,538,625
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	7,835,000	7,922,517
5.25% 8/15/22 (a)	3,990,000	4,149,600
5.5% 2/15/24 (a)	21,320,000	22,349,969
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,710,000	1,589,787
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	7,120,000	6,959,800
6.875% 2/15/23 (a)	4,015,000	4,055,150
Springleaf Financial Corp.:
6.125% 5/15/22	1,065,000	1,112,925
6.625% 1/15/28	1,450,000	1,468,154
6.875% 3/15/25	4,170,000	4,345,974
7.125% 3/15/26	11,015,000	11,389,510
8.25% 12/15/20	1,195,000	1,277,802
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,385,000	1,395,388
Transocean Poseidon Ltd. 6.875% 2/1/27 (a)	3,525,000	3,626,344
		196,936,553
Diversified Media - 0.5%
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22	2,975,000	3,033,637
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,875,000	1,762,500
Lamar Media Corp. 5.375% 1/15/24	630,000	643,230
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,765,000	1,614,975
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	1,645,000	1,601,983
5.5% 10/1/21 (a)	175,000	174,563
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	875,000	867,589
Viacom, Inc.:
5.875% 2/28/57 (b)	1,375,000	1,359,531
6.25% 2/28/57 (b)	1,850,000	1,882,375
		12,940,383
Energy - 14.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785,000	774,834
5.75% 3/1/27 (a)	4,350,000	4,382,625
Antero Resources Finance Corp. 5.375% 11/1/21	2,780,000	2,770,326
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	700,000	719,250
Baytex Energy Corp.:
5.125% 6/1/21 (a)	275,000	271,563
5.625% 6/1/24 (a)	830,000	778,125
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.125% 11/15/22 (a)	5,000,000	4,975,000
6.625% 7/15/26 (a)	1,070,000	1,075,350
California Resources Corp. 8% 12/15/22 (a)	28,815,000	20,098,463
Callon Petroleum Co.:
6.125% 10/1/24	1,065,000	1,051,688
6.375% 7/1/26	1,360,000	1,322,600
Centennial Resource Production LLC 6.875% 4/1/27 (a)	2,065,000	2,049,926
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	8,390,000	8,683,818
5.875% 3/31/25	3,825,000	4,105,487
7% 6/30/24	3,100,000	3,455,570
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,458,807
5.625% 10/1/26 (a)	2,155,000	2,181,938
Chesapeake Energy Corp.:
4.875% 4/15/22	3,200,000	3,072,000
5.75% 3/15/23	2,545,000	2,436,838
8% 1/15/25	560,000	515,200
8% 6/15/27	4,455,000	3,942,675
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,365,000	1,361,588
CNX Midstream Partners LP 6.5% 3/15/26 (a)	1,030,000	968,200
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	535,000	522,963
Comstock Escrow Corp. 9.75% 8/15/26	4,770,000	3,672,900
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (a)(b)(f)	8,045,000	8,005,080
6.5% 5/15/26 (a)	8,405,000	8,299,938
6.875% 6/15/25 (a)	5,130,000	5,155,650
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,270,000	1,130,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,052,838
6.25% 4/1/23	2,515,000	2,535,875
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,677,488
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	6,275,000	5,820,063
DCP Midstream Operating LP 5.375% 7/15/25	4,985,000	5,179,714
Denbury Resources, Inc.:
4.625% 7/15/23	8,365,000	5,228,125
5.5% 5/1/22	4,535,000	3,095,138
6.375% 8/15/21	610,000	500,200
7.5% 2/15/24 (a)	11,920,000	10,340,600
9% 5/15/21 (a)	355,000	345,238
9.25% 3/31/22 (a)	4,105,000	3,961,325
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,270,000	1,282,700
5.75% 1/30/28 (a)	4,660,000	4,828,925
EnLink Midstream LLC 5.375% 6/1/29	2,030,000	1,981,889
Ensco PLC:
4.5% 10/1/24	4,290,000	2,968,165
5.2% 3/15/25	2,980,000	2,063,650
5.75% 10/1/44	1,156,000	670,480
7.75% 2/1/26	2,135,000	1,585,238
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	19,900,000	16,865,250
8% 11/29/24 (a)	6,240,000	3,868,800
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	896,063
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	930,000	930,000
FTS International, Inc. 6.25% 5/1/22	130,000	122,850
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	6,900,000	7,107,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,315,000	3,207,263
5.75% 10/1/25 (a)	9,220,000	9,058,650
6.25% 11/1/28 (a)	3,235,000	3,239,108
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	575,000	593,688
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,880,000	2,584,800
Jonah Energy LLC 7.25% 10/15/25 (a)	10,465,000	6,148,188
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,685,000	2,783,217
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,415,000	2,427,075
MEG Energy Corp.:
6.375% 1/30/23 (a)	2,035,000	1,795,888
7% 3/31/24 (a)	7,990,000	7,131,075
Nabors Industries, Inc.:
5.5% 1/15/23	2,085,000	1,828,962
5.75% 2/1/25	8,036,000	6,536,884
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	1,065,000	1,074,372
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	6,670,000	6,628,313
4.5% 9/15/27 (a)	980,000	950,600
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	600,000	594,000
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	342,550
6.05% 3/1/41	835,000	492,650
6.2% 8/1/40	2,270,000	1,367,675
7.75% 1/15/24	686,000	536,795
7.875% 2/1/26 (a)	2,265,000	1,959,225
7.95% 4/1/25 (b)	1,040,000	800,800
Northern Oil & Gas, Inc. 9.5% 5/15/23 pay-in-kind	1,643,184	1,692,480
Oasis Petroleum, Inc. 6.875% 3/15/22	563,000	544,995
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (a)(b)	145,421	142,513
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	775,000	759,500
5.375% 1/15/25 (a)	4,270,000	4,259,325
5.625% 10/15/27 (a)	1,225,000	1,212,750
6.25% 6/1/24 (a)	4,390,000	4,477,800
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	3,430,000	3,498,600
7.25% 6/15/25	2,085,000	2,116,275
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	3,974,350
Peabody Securities Finance Corp.:
6% 3/31/22 (a)	545,000	540,913
6.375% 3/31/25 (a)	680,000	659,600
Precision Drilling Corp. 7.125% 1/15/26 (a)	730,000	693,500
Pride International, Inc. 7.875% 8/15/40	2,554,000	1,749,490
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	3,035,000	3,004,650
5.625% 11/15/23	2,615,000	2,484,250
Sanchez Energy Corp.:
6.125% 1/15/23	7,455,000	820,050
7.25% 2/15/23 (a)	16,575,000	14,005,875
SemGroup Corp.:
6.375% 3/15/25	3,265,000	3,134,400
7.25% 3/15/26	5,460,000	5,323,500
SESI LLC 7.75% 9/15/24	985,000	650,100
SM Energy Co.:
5% 1/15/24	2,930,000	2,563,750
5.625% 6/1/25	3,360,000	2,923,200
6.125% 11/15/22	1,480,000	1,431,900
6.625% 1/15/27	1,145,000	1,007,600
6.75% 9/15/26	805,000	718,865
Southwestern Energy Co.:
7.5% 4/1/26	3,340,000	3,206,400
7.75% 10/1/27	2,095,000	2,000,725
Summit Midstream Holdings LLC 5.75% 4/15/25	4,615,000	4,095,813
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,335,000	2,353,026
5.5% 2/15/26	1,885,000	1,903,850
6% 4/15/27 (a)	5,495,000	5,582,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,100,000	3,045,750
5.125% 2/1/25	1,730,000	1,734,325
5.25% 5/1/23	710,000	712,450
5.375% 2/1/27	1,025,000	1,030,125
5.875% 4/15/26	3,295,000	3,406,206
6.5% 7/15/27 (a)	1,275,000	1,327,849
6.75% 3/15/24	4,245,000	4,404,188
6.875% 1/15/29 (a)	2,255,000	2,403,695
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,534,000	4,568,005
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	2,000,000	1,935,000
5% 1/31/28 (a)	1,315,000	1,264,044
6.625% 6/15/25 (a)(b)	2,260,000	2,333,450
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185,000	1,239,866
Transocean Sentry Ltd. 5.375% 5/15/23 (a)	2,705,000	2,698,238
Transocean, Inc. 9% 7/15/23 (a)	770,000	791,137
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,975,000	2,024,375
6.875% 9/1/27 (a)	390,000	398,288
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,671,000	710,175
W&T Offshore, Inc. 9.75% 11/1/23 (a)	2,455,000	2,415,106
Weatherford International Ltd.:
5.95% 4/15/42	250,000	118,750
6.5% 8/1/36	1,380,000	672,750
7% 3/15/38	656,000	319,800
9.875% 2/15/24	3,110,000	1,523,900
Weatherford International, Inc.:
6.8% 6/15/37	780,000	384,150
9.875% 3/1/25	13,907,000	6,744,895
Whiting Petroleum Corp.:
5.75% 3/15/21	855,000	844,142
6.25% 4/1/23	235,000	226,775
6.625% 1/15/26	1,625,000	1,484,844
WPX Energy, Inc. 6% 1/15/22	61,000	61,897
		385,584,739
Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	5,930,000	5,193,079
6.125% 5/15/27	4,917,000	4,308,521
AMC Entertainment, Inc. 5.75% 6/15/25	1,495,000	1,358,581
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	409,860
5.875% 3/15/25	1,180,000	1,194,750
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(d)	8,746,282	4,548,067
		17,012,858
Environmental - 0.9%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)	655,000	646,813
Covanta Holding Corp.:
5.875% 3/1/24	4,147,000	4,250,675
5.875% 7/1/25	2,865,000	2,925,881
6% 1/1/27	4,320,000	4,402,166
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	10,090,000	9,900,813
Tervita Escrow Corp. 7.625% 12/1/21 (a)	2,585,000	2,591,463
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	310,275
		25,028,086
Food & Drug Retail - 0.2%
Cumberland Farms, Inc. 6.75% 5/1/25 (a)	670,000	695,125
Performance Food Group, Inc. 5.5% 6/1/24 (a)	1,550,000	1,553,875
Rite Aid Corp.:
6.875% 12/15/28 (a)(b)	3,505,000	1,997,850
7.7% 2/15/27	3,314,000	1,963,545
Tops Markets LLC 13% 11/19/24 pay-in-kind (b)	527,678	532,955
		6,743,350
Food/Beverage/Tobacco - 3.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	5,105,000	5,028,425
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,531,675
Darling International, Inc. 5.25% 4/15/27 (a)	2,760,000	2,793,948
ESAL GmbH 6.25% 2/5/23 (a)	5,775,000	5,847,188
JBS Investments GmbH 7.25% 4/3/24 (a)	2,255,000	2,331,129
JBS Investments II GmbH 7% 1/15/26 (a)	2,260,000	2,370,175
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	12,745,000	13,031,763
5.875% 7/15/24 (a)	8,690,000	8,907,250
6.75% 2/15/28 (a)	6,150,000	6,495,938
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	7,135,000	7,491,750
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,055,000	1,052,363
4.875% 11/1/26 (a)	320,000	320,800
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	795,000	804,938
5.875% 9/30/27 (a)	935,000	940,563
Post Holdings, Inc.:
5% 8/15/26 (a)	11,160,000	10,978,650
5.5% 3/1/25 (a)	2,250,000	2,269,688
5.625% 1/15/28 (a)	1,070,000	1,060,638
5.75% 3/1/27 (a)	5,865,000	5,879,663
Vector Group Ltd. 6.125% 2/1/25 (a)	7,495,000	6,870,517
		86,007,061
Gaming - 3.6%
Boyd Gaming Corp.:
6% 8/15/26	680,000	685,100
6.375% 4/1/26	395,000	406,890
Chukchansi Economic Development Authority 9.75% 5/30/20 (a)(d)	2,860,873	1,573,480
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	16,815,000	16,445,070
Downstream Development Authority 10.5% 2/15/23 (a)	1,075,000	1,126,063
Eldorado Resorts, Inc.:
6% 4/1/25	4,150,000	4,217,770
6% 9/15/26	1,285,000	1,321,417
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	2,950,000	3,115,053
5.375% 4/15/26	925,000	977,910
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	935,000	934,112
International Game Technology PLC 6.25% 1/15/27 (a)	960,000	990,000
MCE Finance Ltd.:
4.875% 6/6/25 (a)	2,585,000	2,559,370
5.25% 4/26/26 (a)	2,925,000	2,866,500
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,200,957
5.75% 2/1/27 (a)	2,590,000	2,667,700
MGM Mirage, Inc.:
5.5% 4/15/27	2,760,000	2,785,875
5.75% 6/15/25	7,290,000	7,593,993
7.75% 3/15/22	660,000	727,650
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	355,000	351,450
Scientific Games Corp.:
5% 10/15/25 (a)	2,730,000	2,689,050
6.25% 9/1/20	580,000	578,550
6.625% 5/15/21	5,350,000	5,396,813
10% 12/1/22	4,661,000	4,888,224
Stars Group Holdings BV 7% 7/15/26 (a)	2,935,000	3,019,381
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,044,313
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	3,915,000	3,836,700
Transocean, Inc. 7.25% 11/1/25 (a)	5,060,000	4,705,800
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,685,000	1,710,022
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	6,910,000	6,581,775
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	3,795,000	3,713,237
5.5% 10/1/27 (a)	3,065,000	2,966,138
		96,676,363
Healthcare - 9.8%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	985,000	975,150
Centene Escrow Corp. 5.375% 6/1/26 (a)	4,775,000	4,952,630
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,235,000	1,282,856
Community Health Systems, Inc.:
5.125% 8/1/21	5,335,000	5,214,963
6.25% 3/31/23	25,745,000	24,514,389
8% 3/15/26 (a)	14,545,000	13,913,165
8.125% 6/30/24 (a)	1,835,000	1,357,900
8.625% 1/15/24 (a)	5,845,000	5,845,000
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,000,000	4,100,000
DaVita HealthCare Partners, Inc.:
5% 5/1/25	11,950,000	11,292,750
5.125% 7/15/24	10,005,000	9,751,874
Encompass Health Corp.:
5.75% 11/1/24	5,285,000	5,312,746
5.75% 9/15/25	4,660,000	4,729,900
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,433,912
5% 3/15/24	2,450,000	2,615,279
5.25% 6/15/26	645,000	695,459
5.375% 2/1/25	6,835,000	7,131,981
5.375% 9/1/26	4,700,000	4,890,350
5.625% 9/1/28	3,260,000	3,400,506
5.875% 3/15/22	620,000	663,111
5.875% 5/1/23	1,150,000	1,221,162
5.875% 2/15/26	5,470,000	5,798,255
5.875% 2/1/29	1,355,000	1,437,994
6.25% 2/15/21	1,045,000	1,089,413
6.5% 2/15/20	3,450,000	3,531,511
Hologic, Inc.:
4.375% 10/15/25 (a)	3,360,000	3,322,200
4.625% 2/1/28 (a)	685,000	669,588
IMS Health, Inc.:
5% 10/15/26 (a)	1,750,000	1,780,625
5% 5/15/27 (a)	1,385,000	1,404,958
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,120,000	6,043,500
5.25% 8/1/26	4,066,000	4,098,935
5.5% 5/1/24	1,235,000	1,259,700
6.375% 3/1/24	3,280,000	3,419,400
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	3,995,000	3,925,088
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	4,400,000	4,460,500
5.5% 2/1/21	2,950,000	2,992,421
Service Corp. International 5.125% 6/1/29	1,845,000	1,876,863
SP Finco LLC 6.75% 7/1/25 (a)	250,000	226,875
Surgery Center Holdings, Inc. 10% 4/15/27 (a)	2,760,000	2,801,400
Teleflex, Inc. 4.875% 6/1/26	3,940,000	3,999,100
Tenet Healthcare Corp.:
4.375% 10/1/21	4,245,000	4,277,687
4.625% 7/15/24	9,240,000	9,172,548
5.125% 5/1/25	12,665,000	12,570,013
6.25% 2/1/27 (a)	6,915,000	7,053,300
6.75% 6/15/23	14,150,000	14,095,806
8.125% 4/1/22	10,395,000	10,833,773
THC Escrow Corp. III 7% 8/1/25	1,425,000	1,400,604
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (a)	661,000	662,653
5.5% 11/1/25 (a)	4,680,000	4,697,550
5.75% 8/15/27 (a)	640,000	647,200
5.875% 5/15/23 (a)	2,509,000	2,514,721
6.125% 4/15/25 (a)	4,445,000	4,347,210
7% 3/15/24 (a)	6,265,000	6,543,009
8.5% 1/31/27 (a)	2,815,000	2,954,877
9% 12/15/25 (a)	1,775,000	1,910,344
9.25% 4/1/26 (a)	5,560,000	6,011,750
Vizient, Inc. 6.25% 5/15/27 (a)	680,000	708,050
Wellcare Health Plans, Inc.:
5.25% 4/1/25	4,820,000	4,884,829
5.375% 8/15/26 (a)	1,775,000	1,818,843
		267,538,176
Homebuilders/Real Estate - 1.0%
AV Homes, Inc. 6.625% 5/15/22	785,000	808,315
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,055,000	1,062,913
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	620,000	618,450
Howard Hughes Corp. 5.375% 3/15/25 (a)	5,770,000	5,697,875
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,570,000	1,562,370
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,615,192
5% 6/15/27	780,000	785,850
5.25% 6/1/26	1,791,000	1,846,969
5.875% 11/15/24	520,000	551,850
M/I Homes, Inc. 5.625% 8/1/25	480,000	469,200
Mattamy Group Corp.:
6.5% 10/1/25 (a)	800,000	812,000
6.875% 12/15/23 (a)	1,005,000	1,034,316
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	607,313
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,395,800
5% 12/15/21	865,000	870,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	2,265,000	2,270,663
5.875% 6/15/27 (a)(c)	2,250,000	2,238,075
William Lyon Homes, Inc.:
6% 9/1/23	540,000	534,600
7% 8/15/22	1,030,000	1,030,000
		26,811,751
Hotels - 0.9%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	4,760,000	4,760,000
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26	8,990,000	9,043,491
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,524,946
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	4,940,000	4,958,525
4.875% 4/1/27	1,165,000	1,171,745
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	3,175,000	3,222,625
		24,681,332
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	5,180,000	4,700,850
8.125% 2/15/24 (a)	1,775,000	1,823,813
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	675,000	688,500
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,835,000	3,863,763
HUB International Ltd. 7% 5/1/26 (a)	1,395,000	1,371,843
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	3,250,000	3,152,500
		15,601,269
Leisure - 0.5%
Mattel, Inc.:
2.35% 8/15/21	1,600,000	1,504,000
3.15% 3/15/23	535,000	492,200
6.75% 12/31/25 (a)	1,235,000	1,216,117
Merlin Entertainments PLC 5.75% 6/15/26 (a)	4,500,000	4,590,000
NVA Holdings, Inc. 6.875% 4/1/26 (a)	775,000	755,625
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	438,000	441,833
Silversea Cruises 7.25% 2/1/25 (a)	745,000	798,081
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,795,000	1,801,731
7.25% 11/30/21 (a)	1,295,000	1,338,706
Voc Escrow Ltd. 5% 2/15/28 (a)	1,800,000	1,748,250
		14,686,543
Metals/Mining - 1.7%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)(e)	1,099,000	0
Constellium NV 5.875% 2/15/26 (a)	1,240,000	1,221,400
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	6,570,000	5,761,890
6.875% 3/1/26 (a)	5,275,000	4,503,268
7.25% 5/15/22 (a)	900,000	855,000
7.25% 4/1/23 (a)	5,485,000	5,005,063
7.5% 4/1/25 (a)	5,735,000	5,125,656
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,765,000	1,769,413
5.125% 3/15/23 (a)	1,530,000	1,545,300
5.125% 5/15/24 (a)	770,000	772,479
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,080,000	2,033,824
3.875% 3/15/23	2,960,000	2,850,421
4.55% 11/14/24	1,700,000	1,642,625
6.875% 2/15/23	7,588,000	7,929,460
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	1,085,000	1,144,675
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,585,000	3,378,863
Teck Resources Ltd. 8.5% 6/1/24 (a)	715,000	763,681
		46,303,018
Paper - 0.3%
Berry Global Escrow Corp.:
4.875% 7/15/26 (a)(c)	1,355,000	1,347,859
5.625% 7/15/27 (a)(c)	1,110,000	1,118,325
CommScope Finance LLC 6% 3/1/26 (a)	2,680,000	2,680,000
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	2,080,000	1,861,600
7.875% 7/15/26 (a)	275,000	247,500
NewPage Corp. 11.375% 12/31/2014 (d)(e)	4,077,567	0
		7,255,284
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	240,000	245,400
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	3,287,000	3,245,913
5% 10/15/25 (a)	1,875,000	1,837,500
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	7,195,000	7,141,038
8.75% 10/1/25 (a)	1,385,000	1,393,656
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	1,325,000	1,298,500
5% 6/1/24 (a)	6,145,000	6,237,175
		21,153,782
Services - 1.4%
APX Group, Inc.:
7.625% 9/1/23	5,080,000	4,064,000
7.875% 12/1/22	1,045,000	964,013
8.75% 12/1/20	1,055,000	986,425
Aramark Services, Inc.:
4.75% 6/1/26	4,590,000	4,561,313
5% 4/1/25 (a)	1,235,000	1,228,825
Avantor, Inc. 6% 10/1/24 (a)	740,000	768,490
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	5,780,000	4,884,100
CDK Global, Inc.:
4.875% 6/1/27	460,000	450,225
5.25% 5/15/29 (a)	1,305,000	1,300,106
5.875% 6/15/26	1,615,000	1,671,525
Corrections Corp. of America:
4.625% 5/1/23	255,000	250,538
5% 10/15/22	1,832,000	1,836,580
Frontdoor, Inc. 6.75% 8/15/26 (a)	705,000	740,250
H&E Equipment Services, Inc. 5.625% 9/1/25	1,070,000	1,061,440
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	403,240
4.75% 2/15/25 (a)	955,000	1,010,228
5% 11/1/22 (a)	200,000	210,560
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)	1,245,000	1,235,663
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	797,850
Laureate Education, Inc. 8.25% 5/1/25 (a)	6,120,000	6,594,300
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,075,000	889,563
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (a)	830,000	842,450
The GEO Group, Inc. 6% 4/15/26	345,000	316,538
		37,068,222
Steel - 0.2%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	1,985,000	2,064,400
Cleveland-Cliffs, Inc. 5.75% 3/1/25	1,264,000	1,232,400
Commercial Metals Co. 5.75% 4/15/26	2,140,000	2,094,525
		5,391,325
Super Retail - 0.6%
Asbury Automotive Group, Inc. 6% 12/15/24	2,565,000	2,622,713
Netflix, Inc.:
4.375% 11/15/26	4,905,000	4,773,056
4.875% 4/15/28	1,735,000	1,707,240
5.375% 11/15/29 (a)	1,345,000	1,365,175
5.875% 11/15/28	2,195,000	2,304,750
Sonic Automotive, Inc.:
5% 5/15/23	195,000	191,588
6.125% 3/15/27	1,680,000	1,617,000
The William Carter Co. 5.625% 3/15/27 (a)	795,000	811,894
		15,393,416
Technology - 3.8%
Ascend Learning LLC:
6.875% 8/1/25 (a)	110,000	110,550
6.875% 8/1/25 (a)	1,055,000	1,052,363
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	9,335,000	9,871,763
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	11,460,000	10,715,100
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,995,000	6,174,850
Entegris, Inc. 4.625% 2/10/26 (a)	1,735,000	1,726,325
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,260,000	2,356,050
First Data Corp. 5% 1/15/24 (a)	1,210,000	1,235,682
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	911,788
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	2,235,000	2,248,969
Itron, Inc. 5% 1/15/26 (a)	745,000	742,206
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,775,000	1,810,500
Match Group, Inc.:
5% 12/15/27 (a)	1,235,000	1,238,088
5.625% 2/15/29 (a)	2,035,000	2,099,652
Micron Technology, Inc. 5.5% 2/1/25	555,000	568,820
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,057,004
Open Text Corp. 5.875% 6/1/26 (a)	7,390,000	7,704,075
Qorvo, Inc. 5.5% 7/15/26 (a)	9,105,000	9,264,338
Sanmina Corp. 4.375% 6/1/19 (a)	1,295,000	1,295,000
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	1,910,000
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	2,675,000	2,782,000
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	9,135,000	9,831,087
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,045,000	1,053,047
Symantec Corp.:
4.2% 9/15/20	655,000	658,884
5% 4/15/25 (a)	6,075,000	6,073,773
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,340,000	3,214,750
Uber Technologies, Inc. 8% 11/1/26 (a)	3,795,000	4,017,956
VeriSign, Inc. 4.625% 5/1/23	695,000	701,742
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	1,287,000	1,196,910
10.5% 2/1/24 (a)	11,460,000	9,534,949
		103,158,221
Telecommunications - 6.6%
Altice Financing SA:
6.625% 2/15/23 (a)	5,585,000	5,668,775
7.5% 5/15/26 (a)	10,700,000	10,461,711
Altice Finco SA:
7.625% 2/15/25 (a)	9,820,000	9,058,950
8.125% 1/15/24 (a)	1,194,000	1,214,895
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	4,165,000	4,144,175
7.5% 10/15/26 (a)	3,905,000	4,002,625
Citizens Utilities Co. 7.05% 10/1/46	2,165,000	1,147,450
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	785,000	804,625
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,720,000	1,732,384
5.375% 3/15/27	1,210,000	1,247,813
Equinix, Inc. 5.375% 5/15/27	1,410,000	1,476,975
Frontier Communications Corp.:
8% 4/1/27 (a)	4,265,000	4,424,938
8.5% 4/1/26 (a)	5,610,000	5,385,600
11% 9/15/25	6,805,000	4,287,150
GCI, Inc. 6.875% 4/15/25	3,185,000	3,288,513
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408,000	5,397,995
Inmarsat Finance PLC 4.875% 5/15/22 (a)	395,000	397,252
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	1,410,000	1,371,225
Intelsat Luxembourg SA 8.125% 6/1/23	1,580,000	1,141,882
Level 3 Communications, Inc. 5.75% 12/1/22	2,250,000	2,255,625
Level 3 Financing, Inc.:
5.125% 5/1/23	2,740,000	2,737,397
5.375% 8/15/22	2,110,000	2,117,913
5.375% 1/15/24	4,265,000	4,275,663
5.375% 5/1/25	885,000	886,106
5.625% 2/1/23	830,000	833,113
6.125% 1/15/21	1,405,000	1,412,025
Millicom International Cellular SA:
6% 3/15/25 (a)	175,000	181,781
6.625% 10/15/26 (a)	2,290,000	2,465,803
Neptune Finco Corp.:
6.625% 10/15/25 (a)	6,020,000	6,311,669
10.875% 10/15/25 (a)	4,136,000	4,694,567
Qwest Corp. 6.75% 12/1/21	500,000	528,125
Sable International Finance Ltd.:
5.75% 9/7/27 (a)	4,090,000	4,023,538
6.875% 8/1/22 (a)	408,000	419,053
SFR Group SA:
6.25% 5/15/24 (a)	2,400,000	2,433,000
7.375% 5/1/26 (a)	7,985,000	7,800,347
8.125% 2/1/27 (a)	5,830,000	5,822,713
Sprint Capital Corp.:
6.875% 11/15/28	6,390,000	6,651,990
8.75% 3/15/32	3,435,000	3,941,663
Sprint Communications, Inc. 6% 11/15/22	2,375,000	2,423,260
Sprint Corp.:
7.125% 6/15/24	6,500,000	6,760,000
7.25% 9/15/21	1,845,000	1,939,556
7.625% 2/15/25	775,000	819,563
7.625% 3/1/26	1,220,000	1,292,438
7.875% 9/15/23	12,370,000	13,287,483
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,740,000	3,819,475
6% 4/15/24	1,840,000	1,909,000
6.375% 3/1/25	2,200,000	2,279,970
6.5% 1/15/26	630,000	664,650
Telecom Italia Capital SA:
6% 9/30/34	510,000	475,575
6.375% 11/15/33	285,000	274,313
Telecom Italia SpA 5.303% 5/30/24 (a)	2,020,000	1,997,174
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,365,200
U.S. West Communications 7.25% 9/15/25	545,000	593,993
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,037,900
Wind Tre SpA 5% 1/20/26 (a)	4,445,000	4,210,749
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,765,000	4,896,038
6.375% 5/15/25	2,725,000	2,803,344
		180,296,705
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	895,000	874,402
Transportation Ex Air/Rail - 1.6%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	9,000	8,940
4.375% 5/1/26 (a)	7,000	7,016
5.125% 10/1/23 (a)	12,974,000	13,428,090
5.25% 5/15/24 (a)	4,170,000	4,331,796
5.5% 1/15/23 (a)	5,210,000	5,412,669
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	6,980,000	5,653,800
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	13,390,000	8,234,850
11.25% 8/15/22 (a)	3,540,000	2,256,750
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,590,000	1,462,800
Teekay Corp. 9.25% 11/15/22 (a)	1,990,000	1,994,975
		42,791,686
Utilities - 5.0%
Calpine Corp.:
5.25% 6/1/26 (a)	1,140,000	1,115,855
5.375% 1/15/23	1,475,000	1,458,406
6% 1/15/22 (a)	1,115,000	1,123,363
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	2,375,000	2,369,063
DCP Midstream Operating LP 5.125% 5/15/29	4,715,000	4,756,256
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,265,000	4,542,225
Dynegy, Inc.:
5.875% 6/1/23	1,745,000	1,779,900
7.625% 11/1/24	10,837,000	11,399,982
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,445,000	2,445,000
7% 6/15/23	7,010,000	7,106,388
InterGen NV 7% 6/30/23 (a)	23,865,000	21,478,500
NRG Energy, Inc.:
5.25% 6/15/29 (a)	3,050,000	3,134,394
5.75% 1/15/28	15,610,000	16,331,026
6.625% 1/15/27	6,390,000	6,797,363
NRG Yield Operating LLC 5% 9/15/26	1,455,000	1,404,075
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	8,201,272	8,754,858
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	855,000	861,413
Talen Energy Supply LLC:
6.5% 6/1/25	3,305,000	2,809,250
10.5% 1/15/26 (a)	5,340,000	5,340,000
TerraForm Global, Inc. 6.125% 3/1/26 (a)	2,450,000	2,434,688
The AES Corp.:
4% 3/15/21	3,125,000	3,143,891
4.5% 3/15/23	2,065,000	2,077,906
4.875% 5/15/23	3,975,000	3,991,934
5.125% 9/1/27	1,815,000	1,851,300
6% 5/15/26	1,515,000	1,583,175
Vertiv Group Corp. 9.25% 10/15/24 (a)	2,450,000	2,413,250
Vistra Operations Co. LLC:
5.5% 9/1/26 (a)	7,215,000	7,384,913
5.625% 2/15/27 (a)	5,800,000	5,965,010
		135,853,384

TOTAL NONCONVERTIBLE BONDS		2,264,533,949

TOTAL CORPORATE BONDS
(Cost $2,316,585,934)		2,283,910,751
	Shares	Value

Common Stocks - 1.6%
Automotive & Auto Parts - 0.1%
Aptiv PLC	18,393	1,177,888
Chassix Holdings, Inc. warrants 7/29/20 (e)(g)	3,722	12,915
Motors Liquidation Co. GUC Trust (g)	28,150	297,827
UC Holdings, Inc. (e)(g)	32,168	572,269

TOTAL AUTOMOTIVE & AUTO PARTS		2,060,899

Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (g)	20,018	101,691
iHeartMedia, Inc. warrants 5/1/39 (g)	8,204	135,382

TOTAL BROADCASTING		237,073

Chemicals - 0.1%
Dow, Inc. (g)	10,266	480,038
DowDuPont, Inc.	30,800	940,016
The Chemours Co. LLC	59,300	1,250,637

TOTAL CHEMICALS		2,670,691

Energy - 0.2%
Ascent Resources Marcellus Holdings, Inc. (e)(g)	182,155	579,253
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (e)(g)	51,925	25,963
Contura Energy, Inc. (g)	840	44,226
Forbes Energy Services Ltd. (g)	72,087	198,239
Pacific Drilling SA	17,729	242,533
Pacific Drilling SA (g)	305,987	4,185,902
Tidewater, Inc.:
warrants 11/14/42 (g)	23,695	556,833
warrants 11/14/42 (g)	8,251	193,899
Ultra Petroleum Corp. warrants 7/14/25 (g)	33,810	0

TOTAL ENERGY		6,026,848

Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (e)(g)	158,789	5,395,650
Tops Markets Corp. (e)	2,955	1,038,860
Tops Markets Corp. (Escrow) (e)(h)	2,955,000	30

TOTAL FOOD & DRUG RETAIL		6,434,540

Gaming - 0.6%
Boyd Gaming Corp.	81,500	1,949,480
Eldorado Resorts, Inc. (g)	57,808	2,842,419
Gaming & Leisure Properties	126,400	4,991,536
Golden Entertainment, Inc. (g)	126,300	1,629,270
Penn National Gaming, Inc. (g)	161,400	3,042,390
Red Rock Resorts, Inc.	72,855	1,521,212
Studio City International Holdings Ltd. ADR	28,000	556,920

TOTAL GAMING		16,533,227

Healthcare - 0.1%
HCA Holdings, Inc.	12,500	1,512,000
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	242	6,246
Publishing/Printing - 0.0%
Tribune Media Co. Class A	13,773	637,690
Tribune Publishing Co.	3,443	33,810

TOTAL PUBLISHING/PRINTING		671,500

Services - 0.2%
CDK Global, Inc.	45,206	2,187,970
United Rentals, Inc. (g)	17,400	1,915,740

TOTAL SERVICES		4,103,710

Technology - 0.0%
Cypress Semiconductor Corp.	1,614	28,761
Telecommunications - 0.0%
Alibaba Group Holding Ltd. sponsored ADR (g)	4,700	701,522
CUI Acquisition Corp. Class E (e)(g)	0	16,065

TOTAL TELECOMMUNICATIONS		717,587

Utilities - 0.1%
NRG Energy, Inc.	60,111	2,046,178
TOTAL COMMON STOCKS
(Cost $52,956,926)		43,049,260

Convertible Preferred Stocks - 0.4%
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75%	5,300	2,623,500
Telecommunications - 0.0%
Crown Castle International Corp. Series A, 6.875%	480	567,401
Utilities - 0.3%
Vistra Energy Corp. 7.00%	88,100	8,439,980
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,432,422)		11,630,881
	Principal Amount	Value

Bank Loan Obligations - 7.8%
Aerospace - 0.5%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 5/30/25 (b)(f)	3,515,000	3,443,224
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 8/22/24 (b)(f)	9,954,786	9,755,690

TOTAL AEROSPACE		13,198,914

Broadcasting - 0.0%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1781% 11/18/24 (b)(f)	361,118	360,215
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/1/26 (b)(f)(i)	202,800	202,857
NEP/NCP Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/19/25 (b)(f)	134,663	134,368

TOTAL BROADCASTING		697,440

Cable/Satellite TV - 0.8%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9396% 1/25/26 (b)(f)	1,282,050	1,266,024
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 4.14% 2/15/24 (b)(f)	2,049,300	2,031,881
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6796% 8/19/23 (b)(f)	17,540,525	17,069,211

TOTAL CABLE/SATELLITE TV		20,367,116

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.029% 5/9/25 (b)(f)	58,193	57,975
Chemicals - 0.2%
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.101% 3/1/26 (b)(f)	5,085,000	4,983,300
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0828% 2/8/25 (b)(f)	86,789	86,324
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7171% 10/1/25 (b)(f)	880,000	872,115

TOTAL CHEMICALS		5,941,739

Diversified Financial Services - 0.6%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (e)	2,045,193	2,045,193
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 10/1/25 (b)(f)	13,239,088	12,897,784
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7453% 3/1/25 (b)(f)	300,301	297,766
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.69% 4/29/26 (b)(f)	865,000	862,587

TOTAL DIVERSIFIED FINANCIAL SERVICES		16,103,330

Energy - 1.4%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.9534% 3/30/23 (b)(f)	279,167	276,375
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1885% 11/3/25 (b)(f)	1,190,000	1,151,325
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (b)(f)	1,272,338	1,232,043
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8031% 12/31/21 (b)(f)	7,005,000	7,053,194
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1781% 12/31/22 (b)(f)	9,040,000	8,580,497
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5997% 3/27/24 (b)(f)	5,280,000	5,273,400
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9396% 5/7/25 (b)(f)	540,913	526,037
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.44% 3/1/26 (b)(f)	8,435,000	8,305,860
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4298% 3/1/24 (b)(f)	4,780,000	3,441,600
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6906% 7/18/25 (b)(f)	601,535	600,783
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.125% 11/14/25 (b)(f)	438,900	437,803

TOTAL ENERGY		36,878,917

Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.19% 3/29/25 (b)(f)	2,567,500	2,542,467
Environmental - 0.0%
Core & Main LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.6261% 8/1/24 (b)(f)	694,425	692,397
Food & Drug Retail - 0.5%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.5852% 5/31/24 (b)(f)	10,421,250	10,004,400
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8135% 11/25/22 (b)(f)	1,926,536	1,802,910
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 11.125% 11/19/23 (b)(e)(f)	1,197,596	1,192,506

TOTAL FOOD & DRUG RETAIL		12,999,816

Food/Beverage/Tobacco - 0.0%
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 6/27/23 (b)(f)	628,537	622,365
Gaming - 0.2%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1885% 12/22/24 (b)(f)	2,104,853	2,088,015
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/18/24 (b)(f)	1,751,300	1,732,841
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.43% 10/20/24 (b)(f)	1,244,850	1,240,182
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.189% 10/4/23 (b)(f)	537,625	533,894

TOTAL GAMING		5,594,932

Healthcare - 0.3%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.851% 12/31/22 (b)(f)	378,160	378,080
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4666% 6/1/25 (b)(f)	1,165,500	1,160,966
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2171% 5/6/26 (b)(f)	305,000	303,984
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0449% 2/11/26 (b)(f)	6,100,000	6,087,312

TOTAL HEALTHCARE		7,930,342

Insurance - 0.4%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4296% 5/10/25 (b)(f)	63,857	62,149
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7014% 5/10/25 (b)(f)	2,060,000	2,030,810
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.195% 1/25/24 (b)(f)	436,650	432,440
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 11/3/24 (b)(f)	3,831,050	3,811,205
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.9385% 8/4/25 (b)(f)	360,000	365,551
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3363% 4/25/25 (b)(f)	4,332,263	4,215,465
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 5/16/24 (b)(f)	453,100	439,960

TOTAL INSURANCE		11,357,580

Leisure - 0.1%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 7/31/24 (b)(f)	44,438	44,271
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 2/28/25 (b)(f)	3,949,769	3,877,962

TOTAL LEISURE		3,922,233

Publishing/Printing - 0.0%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9385% 8/24/22 (b)(f)	1,268,796	1,266,334
Restaurants - 0.0%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 2/17/24 (b)(f)	821,326	810,287
Services - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (b)(f)	65,000	64,797
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.101% 6/13/24 (b)(f)	3,592,472	3,514,515
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.1289% 11/30/25 (b)(f)	7,521,150	7,424,804
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.851% 8/22/25 (b)(f)	2,230,000	2,216,063
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 2/21/25 (b)(f)	625,275	621,480
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8% 4/26/24 (b)(f)	395,818	395,224

TOTAL SERVICES		14,236,883

Steel - 0.1%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.601% 8/23/23 (b)(f)	1,403,625	1,405,380
Super Retail - 0.3%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4385% 9/25/24 (b)(f)	7,208,409	7,003,402
Technology - 0.8%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2331% 2/28/25 (b)(f)	153,450	153,355
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.851% 10/2/25 (b)(f)	1,092,263	1,071,783
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4859% 4/30/25 (b)(f)	1,631,800	1,629,075
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4385% 10/31/25 (b)(f)	1,850,000	1,831,500
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (b)(f)	9,020,000	9,279,325
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.579% 11/1/23 (b)(f)	3,336,575	3,325,464
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/16/25 (b)(f)	1,829,720	1,817,022
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/16/25 (b)(f)	1,283,468	1,274,560
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 4/16/25 (b)(f)	611,875	607,794
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2744% 4/8/26 (b)(f)	715,000	715,000
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2034% 10/11/26 (b)(f)	559,834	548,637
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2034% 10/11/25 (b)(f)	263,516	260,288

TOTAL TECHNOLOGY		22,513,803

Telecommunications - 0.9%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.19% 6/15/24 (b)(f)	2,628,963	2,575,280
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1798% 11/27/23 (b)(f)	9,660,000	9,519,157
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9298% 1/2/24 (b)(f)	300,000	299,775
Tranche B-5, term loan 6.625% 1/2/24	300,000	299,814
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 2/1/24 (b)(f)	5,318,845	5,235,765
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 4/11/25 (b)(f)	496,250	488,434
SFR Group SA:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1271% 1/31/26 (b)(f)	4,013,875	3,856,170
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4396% 8/14/26 (b)(f)	1,094,500	1,063,033
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (b)(f)	602,700	588,766

TOTAL TELECOMMUNICATIONS		23,926,194

Transportation Ex Air/Rail - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.44% 6/22/22 (b)(f)	530,439	530,439
Utilities - 0.1%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 11/30/23 (b)(f)	1,207,543	1,135,091
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 12/14/23 (b)(f)	351,900	351,418

TOTAL UTILITIES		1,486,509

TOTAL BANK LOAN OBLIGATIONS
(Cost $214,026,775)		212,086,794

Preferred Securities - 3.7%
Banks & Thrifts - 3.6%
Bank of America Corp.:
5.875% (b)(j)	25,230,000	26,029,791
6.1% (b)(j)	3,690,000	3,953,282
6.25% (b)(j)	2,310,000	2,469,390
Barclays PLC 7.875% (Reg. S) (b)(j)	3,745,000	3,857,350
Citigroup, Inc.:
5.35% (b)(j)	6,540,000	6,491,015
5.95% (b)(j)	19,320,000	19,875,450
5.95% (b)(j)	5,000,000	5,069,000
6.3% (b)(j)	10,145,000	10,468,220
JPMorgan Chase & Co. 6% (b)(j)	11,680,000	12,193,920
Royal Bank of Scotland Group PLC 7.5% (b)(j)	2,595,000	2,642,844
Standard Chartered PLC 7.5% (a)(b)(j)	3,195,000	3,312,832
Wells Fargo & Co. 5.9% (b)(j)	1,955,000	2,011,206

TOTAL BANKS & THRIFTS		98,374,300

Energy - 0.1%
Andeavor Logistics LP 6.875% (b)(j)	1,270,000	1,276,160
Summit Midstream Partners LP 9.5% (b)(j)	1,065,000	969,150

TOTAL ENERGY		2,245,310

TOTAL PREFERRED SECURITIES
(Cost $99,655,779)		100,619,610
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(g)
(Cost $11,217)	11,217	11,217

Money Market Funds - 1.6%
Fidelity Cash Central Fund 2.41% (k)
(Cost $43,177,492)	43,172,641	43,181,275
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $2,738,846,545)		2,694,489,788
NET OTHER ASSETS (LIABILITIES) - 1.2%		33,756,484
NET ASSETS - 100%		$2,728,246,272

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,320,462,316 or 48.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30 or 0.0% of net assets.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tops Markets Corp. (Escrow)	4/26/19	$30

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$850,298
Total	$850,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and its sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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